Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of leases

	December 31,
	2020	2019

	(in US$’000)
Right‑of‑use assets
Offices (note)	6,789	5,281
Factories	945	112
Warehouse	197	—
Others	85	123
Total right‑of‑use assets	8,016	5,516
Lease liabilities—current	2,785	3,216
Lease liabilities—non‑current	6,064	3,049
Total lease liabilities	8,849	6,265

Note: Includes US$2.0 million right-of-use asset for corporate offices in Hong Kong that is leased through May 2024 in which the contract has a termination option with 3-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it was uncertain that the Group will exercise such option.

Schedule of lease activities

	Year Ended December 31,
	2020	2019

	(in US$’000)
Lease expenses:
Short‑term leases with lease terms equal or less than 12 months	323	311
Leases with lease terms greater than 12 months (note)	3,400	3,702
	3,723	4,013
Sublease rental income	—	61
Cash paid on lease liabilities	3,340	3,886
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	3,098	3,197
Non-cash: Lease liabilities changed in relation to modifications	2,259	744

Note: Lease expenses for the year ended December 31, 2019 includes US$0.3 million in accelerated amortization on a right-of-use asset for retail space in the United Kingdom leased through May 2022. The Group had subleased the retail space through May 2022 to a third-party and in December 2019, the sublease was discontinued and the Group recorded accelerated amortization after determining that additional sublease rental income was uncertain.

Schedule of future lease payments

December 31,
2020
(in US$’000)
Lease payments:
Not later than 1 year	3,059
Between 1 to 2 years	2,429
Between 2 to 3 years	2,222
Between 3 to 4 years	1,046
Between 4 to 5 years	216
Later than 5 years	484
Total lease payments (note)	9,456
Less: Discount factor	(607)
Total lease liabilities	8,849

Note: Excludes future lease payments on a lease not commenced as at December 31, 2020 in the aggregate amount of US$2.9 million.